REVENUE (Tables)	6 Months Ended	12 Months Ended
	Sep. 30, 2024	Mar. 31, 2024
Notes and other explanatory information [abstract]
SCHEDULE OF REVENUE FROM CONTINUING OPERATIONS
	Six months ended	Six months ended
	30 September 2024	30 September 2023
	USD	USD
At a point in time:
Customization income	236,189	345,158
Advisory service income	72,800	-
	308,989	345,158
Over time:
Advisory service income	-	63,512
License fee income	211,806	234,597
	211,806	298,109
	520,795	643,267

	Year ended	Year ended
	31 March 2024	31 March 2023
	USD	USD
At a point in time:
Customization income	695,243	1,019,064
Advisory service income	160,085	-
	855,328	1,019,064
Over time:
Advisory service income	-	248,497
License fee income	444,210	358,202
	444,210	606,699
	1,299,538	1,625,763